Notes to the statement of financial position - Property plant and equipment schedule, cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	€ 387,727
Reclassifications	0
Property, plant and equipment, End of Period	385,332	€ 387,727
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	678,983	604,175
Currency translation	(35,012)	20,508
Additions	87,065	57,765
Disposals	(11,577)	(3,465)
Reclassifications	0	0
Property, plant and equipment, End of Period	719,459	678,983
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	42,922
Property, plant and equipment, End of Period	41,660	42,922
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	43,368	42,076
Currency translation	(1,313)	802
Additions	6	220
Disposals	(104)	0
Reclassifications	149	270
Property, plant and equipment, End of Period	42,106	43,368
Land rights and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	56,429
Property, plant and equipment, End of Period	49,718	56,429
Land rights and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	85,186	80,850
Currency translation	(4,594)	4,225
Additions	2,167	978
Disposals	(721)	(281)
Reclassifications	615	(586)
Property, plant and equipment, End of Period	82,653	85,186
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	249,051
Property, plant and equipment, End of Period	248,096	249,051
Plant and machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	496,541	429,726
Currency translation	(27,248)	14,094
Additions	57,190	33,015
Disposals	(8,567)	(2,410)
Reclassifications	15,775	22,116
Property, plant and equipment, End of Period	533,691	496,541
Other equipment, furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	7,317
Property, plant and equipment, End of Period	7,095	7,317
Other equipment, furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	21,860	18,581
Currency translation	(564)	364
Additions	1,665	2,440
Disposals	(2,006)	(224)
Reclassifications	1,271	699
Property, plant and equipment, End of Period	22,226	21,860
Prepayments and constructions in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	32,008
Property, plant and equipment, End of Period	38,763	32,008
Prepayments and constructions in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning of Period	32,028	32,942
Currency translation	(1,293)	1,023
Additions	26,037	21,112
Disposals	(179)	(550)
Reclassifications	(17,810)	(22,499)
Property, plant and equipment, End of Period	€ 38,783	€ 32,028